Accounting for Goodwill and Other Non-current Assets Schedule of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] TSS [Member]	Dec. 31, 2010 Successor [Member] TSS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Dec. 31, 2010 Successor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]
Goodwill [Line Items]
Goodwill	$ 3,471,907	$ 3,497,532	$ 2,214,556	$ 42,876	$ 43,036	$ 1,240,100	$ 1,118,206	$ 1,328,881	$ 167,639